Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Abstract]
Summary of Carrying Amounts of Right-of-Use Assets Recognised and Movements During Years
Set out below are the carrying amounts of
right-of-use
assets recognised and the movements during the years:

	Building	Music education equipment	Total
	RMB’000	RMB’000	RMB’000
At January 1, 2020	2,569	8,159	10,728
Additions	1,286	4,396	5,682
Acquisition from business combinations (Note 8)	2,988	—	2,988
Depreciation charge	(2,525)	(1,955)	(4,480)

At December 31, 2020	4,318	10,600	14,918
Additions	2,259	475	2,734
Depreciation charge	(3,443)	(696)	(4,139)
Lease termination	(74)	(10,379)	(10,453)

As December 31, 2021	3,060	—	3,060

Summary of Carrying Amounts of Lease Liabilities and Movements During Years
Set out below are the carrying amounts of lease liabilities and the movements during the years:

	2021	2020
	RMB’000	RMB’000
At January 1	17,490	14,713
Additions	2,734	5,682
Accretion of interest	1,082	2,561
Covid-19-related rent concessions from a lessor	—	(778)
Lease termination	(14,379)	—
Payments	(3,648)	(4,688)

At December 31	3,279	17,490

Current	2,486	7,660
Non-current	793	9,830

Summary of Amounts Recognised in Profit or Loss

	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Depreciation expense of right-of-use assets	4,139	4,480	1,618
Interest expense on lease liabilities	1,082	2,561	613
Covid-19-related rent concessions from a lessor	—	(778)	—
Expense relating to short term leases and leases of low-value assets included in administrative expenses	1,604	775	112

Total amount recognised in profit or loss	6,825	7,038	2,343

Summary of Total Cash Outflow for Leases Included in Statement of Cash Flows	The total cash outflow for leases included in the statements of cash flows is as follows:

	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Total cash outflow for leases	5,252	5,463	2,672

Summary of Future Minimum Rentals Receivable under Non-cancellable Finance Leases
Future minimum rentals receivable under
non-cancellable
finance leases as at each of the reporting dates are as follows:

	December 31, 2021	December 31, 2020
	RMB’000	RMB’000
Amounts receivable:
Within one year	357	219
After one year but within two years	—	219
After two years but within five years	—	—

Total future undiscounted minimum rentals receivable	357	438
Unearned finance income	(2)	(25)

Net investments in subleases	355	413

Current	355	211
Non-current	—	202